Stockholders' Equity (Details Textual) - USD ($)					1 Months Ended		12 Months Ended
	Apr. 01, 2019	Mar. 09, 2019	Jan. 01, 2019	Oct. 12, 2018	Dec. 20, 2018	Oct. 18, 2018	Jun. 30, 2019	Jun. 30, 2018
Stockholders' Equity (Textual)
Common stocks issued							24,991	4,437
Other receivable							$ 177,000
Percentage of convertible promissory notes				7.00%		7.00%
Converted shares of common stock				2,682,917		2,682,917
Shares issued for cashless exercise of warrants							25,004	4,443
Unrecognized stock-based compensation expense							$ 3,380,000
Weighted average fair value of options granted								$ 0.66
Unrecognized stock-based compensation expense, period for recognition							3 years 1 month 24 days
Warrants expired							643,643
Agreement description							The Company closed on private placements of securities pursuant to Unit Purchase Agreements and Subscription Agreements, each dated as shown below. The price per unit (comprising one common stock and a 5 year warrant to purchase 2.60 or 2.00 of a share of common stock) was $3.60, $5.60, or $6.00. The Company issued an aggregate of 3,975,115 shares of common stock to investors in these closings, for net proceeds of $17,839,656.
Legal costs							$ 79,000
Placement Agent [Member]
Stockholders' Equity (Textual)
Warrants issued to placement agent, share							357,396
Aggregate fair value of options							$ 1,809,535
Expected life term							5 years
Expected dividends rate							0.00%
Contractor [Member]
Stockholders' Equity (Textual)
Number of options granted			30,000		25,000
Stock options term, description			10-year term.		Ten year term.
Options exercise price			$ 4.60		$ 4.60
Aggregate fair value of options			$ 112,183		$ 93,762
Discount rate			2.49%		2.69%
Expected life term			6 years 2 months 30 days		6 years 2 months 30 days
Expected volatility rate			102.00%		102.30%
Expected dividends rate			0.00%		0.00%
Consultant [Member]
Stockholders' Equity (Textual)
Number of options granted		17,857
Stock options term, description		5-year term.
Options exercise price		$ 7.00
Aggregate fair value of options		$ 95,131
Discount rate		2.42%
Expected life term		5 years
Expected volatility rate		102.00%
Expected dividends rate		0.00%
Investors [Member]
Stockholders' Equity (Textual)
Warrant, granted							9,043,439
Aggregate fair value of options							$ 11,420,300
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock for issuances of restricted common stocks								938
Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share							$ 6.00
Minimum [Member] | Placement Agent [Member]
Stockholders' Equity (Textual)
Warrants issued to placement agent, share							3.96
Discount rate							1.74%
Expected volatility rate							100.70%
Minimum [Member] | Investors [Member]
Stockholders' Equity (Textual)
Exercise price per share							$ 1.50
Discount rate							1.74%
Expected life term							5 years
Expected volatility rate							100.70%
Expected dividends rate							0.00%
Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share							$ 26.40
Maximum [Member] | Placement Agent [Member]
Stockholders' Equity (Textual)
Warrants issued to placement agent, share							9.00
Discount rate							3.09%
Expected volatility rate							103.40%
Maximum [Member] | Investors [Member]
Stockholders' Equity (Textual)
Exercise price per share							$ 9.00
Discount rate							3.09%
Expected volatility rate							103.40%
Stock Option and Equity Incentive Plan [Member]
Stockholders' Equity (Textual)
Number of options granted	37,500
Number of shares available for future grants under stock option plan
Stock options term, description	Ten year term.
Options exercise price	$ 7.04
Vesting period	4 years
Aggregate fair value of options	$ 214,000
Description of employees options					The Company granted various employees options to purchase a total of 675,000 shares of common stock. The options have a ten-year term and have an exercise price of $4.60 and vest over 4 years. The options have an aggregate fair value of $2,500,000 calculated using the Black-Scholes option-pricing model.
Discount rate	2.37%				2.69%
Expected life term	6 years 2 months 30 days				6 years 2 months 30 days
Expected volatility rate	101.50%				102.30%
Expected dividends rate	0.00%				0.00%
Stock-based compensation - warrants [Member]
Stockholders' Equity (Textual)
Issuance of common stock for consulting services, shares								338,600
Unrecognized stock-based compensation expense							$ 155,000	$ 81,000
Aggregate intrinsic value of warrants vested and outstanding							4,796,081	$ 215,000
Warrants issued to note holders								1,200,833
Expenses from issuances of warrants							$ 0	$ 50,000
Stock-based compensation - warrants [Member] | Placement Agent [Member]
Stockholders' Equity (Textual)
Warrants issued to note holders								201,000
Stock-based compensation - warrants [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise price per share								$ 0.75
Stock-based compensation - warrants [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise price per share								6.60
Employee Stock Option [Member]
Stockholders' Equity (Textual)
Exercise price per share
Number of options granted							712,500	662,500
Weighted average fair value of options granted							$ 4.73	$ 3.28
Expected life term							6 years 2 months 30 days	6 years 2 months 30 days
Expected dividends rate							0.00%	0.00%
Stock-based compensation expense								$ 133,000
Weighted average remaining service period							7 years 7 months 6 days
Options vested, description								612,500 options vest at a rate of 6.25% each quarter over 4 years.
Employee Stock Option [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Options exercise price								$ 3.20
Discount rate							2.37%	2.14%
Expected volatility rate							101.50%	99.90%
Employee Stock Option [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Options exercise price								$ 3.52
Discount rate							2.69%	2.61%
Expected volatility rate							102.30%	101.60%